Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Disciplined Core Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	26.06%	14.06%	12.15%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent	25.74%	13.77%	11.87%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
Average Annual Return, Percent	25.89%	13.92%	12.01%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	25.02%	14.53%	13.10%